                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /   (a)

     or fiscal year ending:           12/31/03 (b)

Is this a transition report?: (Y/N)   N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name: American International Life Assurance Company of New
                         York Variable Account B

     B. File Number:  811-04865-01

     C. Telephone Number: (713) 831-3216

2.   A. Street:            Post Office Box 1591

     B. City: Houston    C. State: TX     D. Zip Code: 77251     Zip Ext: 1591

     E. Foreign Country:                     Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)           N

4.   Is this the last filing on this form by Registrant? (Y/N)            N

5.   Is Registrant a small business investment company (SBIC)?(Y/N)       N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)
     [If answer is "Y" (Yes) complete only items 111 through 132.]        Y

7. A. Is Registrant a series or multiple portfolio company?(Y/N) [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant
        have at the end of the period                                     ______

                                       01

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For period ending  12/31/03                              If filing more than one
                                                         Page 47, "X" box: [_]
File number 811-04865-01

UNIT INVESTMENT TRUSTS

111.  A. [/]  Depositor Name: American International Life Assurance Company of
                              New York

      B. [/]  File Number (If any): ____________________________

      C. [/]  City: New York   State: NY    Zip Code:10005   Zip Ext.: _______

         [/]  Foreign Country: ___________   Foreign Postal Code: _____


111.  A. [/]  Depositor Name: _________________________________________

      B. [/]  File Number (If any): ___________________________________

      C. [/]  City: _______   State: ___   Zip Code: ___    Zip Ext.: ________

         [/]  Foreign Country: _________     Foreign Postal Code: _____


112.  A. [/]  Sponsor Name: American International Life Assurance Company of
                            New York

      B. [/]  File Number (If any): ___________________________________

      C. [/]  City: New York   State: NY   Zip Code:10005   Zip Ext.: ________

         [/]  Foreign Country: _________    Foreign Postal Code: ______


112.  A. [/]  Sponsor Name: ___________________________________________

      B. [/]  File Number (If any): ___________________________________

      C. [/]  City: ________   State: ___    Zip Code: ____   Zip Ext.: ______

         [/]  Foreign Country: ___________   Foreign Postal Code: _____

                                       47

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For period ending 12/31/03                               If filing more than one
                                                         Page 48, "X" box: [_]
File number 811-04865-01

113.  A. [/]  Trustee Name: ___________________________________________

      B. [/]  City: ___________   State: ___  Zip Code: _____  Zip Ext.: _____

         [/]  Foreign Country: __________    Foreign Postal Code: _____


113.  A. [/]  Trustee Name: ___________________________________________

      B. [/]  City: _________    State: ___   Zip Code: ______  Zip Ext.: _____

         [/]  Foreign Country: __________    Foreign Postal Code: ______


114.  A. [/]  Principal Underwriter Name: American General Equity Services
                                          Corporation

      B. [/]  File Number: 8-15847

      C. [/]  City: Houston    State: TX     Zip Code: 77019   Zip Ext.: _____

         [/]  Foreign Country: _________     Foreign Postal Code: _____


114.  A. [/]  Principal Underwriter Name: _____________________________

      B. [/]  File Number: _____________

      C. [/]  City: __________    State: ____ Zip Code: _____  Zip Ext.: _____

         [/]  Foreign Country: __________    Foreign Postal Code: _____


115.  A. [/]  Independent Public Accountant Name: PricewaterhouseCoopers LLP

      B. [/]  City: Houston    State: TX    Zip Code: 77002    Zip Ext.: _____

         [/]  Foreign Country: ___________   Foreign Postal Code: _____


115.  A. [/]  Independent Public Accountant Name: _____________________

      B. [/]  City: ________    State: ___    Zip Code: ____  Zip Ext.: ______

         [/]  Foreign Country: _________     Foreign Postal Code: _____

                                       48

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For period ending 12/31/03                               If filing more than one
                                                         Page 49, "X" box: [_]
File number 811-04865-01

116.  Family of investment companies information:

      A.  [/]  Is Registrant part of a family of investment companies?(Y/N)   Y
                                                                             ---
                                                                             Y/N

      B.  [/]  Identify the family in 10 letters AGLSEPACCT

              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [/]  Is Registrant a separate account of an insurance company?(Y/N) Y
                                                                             ---
                                                                             Y/N

      If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

      B.  [/]  Variable annuity contracts?(Y/N)                               N
                                                                             ---
                                                                             Y/N

      C.  [/]  Scheduled premium variable life contracts?(Y/N)                N
                                                                             ---
                                                                             Y/N

      D.  [/]  Flexible premium variable life contracts?(Y/N)                 Y
                                                                             ---
                                                                             Y/N

      E.  [/]  Other types of insurance products registered under the
               Securities Act of 1933?(Y/N)                                   N
                                                                             ---
                                                                             Y/N

118:  [/] State the number of series existing at the end of the period
          that had securities registered under the Securities Act of 1933     1
                                                                             ---

119.  [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period 0
                                                                             ---

120.  [/] State the total value of the portfolio securities on the date of
          deposit for the new series included in item 119($000's omitted)    $0
                                                                             ---

121.  [/] State the number of series for which a current prospectus was in
          existence at the end of the period                                  1
                                                                             ---
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
          current period                                                      0
                                                                             ---
                                       49

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For period ending 12/31/03                               If filing more than one
                                                         Page 50, "X" box: [_]
File number 811-04865-01

123.  [/] State the total value of the additional units
          considered in answering item 122($000's omitted)                  $ 0
                                                                            ---

124.  [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
          (the value of these units is to be measured on the date they were
          placed in the subsequent series)($000's omitted)                  $ 0
                                                                            ---

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
          ($000's omitted)                                                  $10
                                                                            ---

126.  [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
          the portfolio of a subsequent series.) ($000's omitted)           $ 0
                                                                            ---

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                          Number of    Total Assets   Total Income
                                            Series        ($000's    Distributions
                                          Investing       omitted)  ($000's omitted)
                                       --------------- --------------- --------------
A.    U.S. Treasury direct issue                       $               $
                                            -----        ------------    -----------
B.    U.S. Government agency                           $               $
                                            -----        ------------    -----------
C.    State and municipal tax-free                     $               $
                                            -----        ------------    -----------
D.    Public utility debt                              $               $
                                            -----        ------------    -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                   $               $
                                            -----        ------------    -----------
F.    All other corporate intermed.
      & long-term debt                                 $               $
                                            -----        ------------    -----------
G.    All other corporate short-term debt              $               $
                                            -----        ------------    -----------

H.    Equity securities of brokers or
      dealers or parents of brokers or
      dealers                                          $               $
                                            -----        ------------    -----------

I.    Investment company equity securities             $               $
                                            -----        ------------    -----------
J.    All other equity securities             1        $     12,988    $     225
                                            -----        ------------    -----------
K.    Other securities                                 $               $
                                            -----        ------------    -----------

L.    Total assets of all series of
      registrant                              1        $      12,988   $     225
                                            -----        ------------    -----------

                                       50

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For period ending 12/31/03                               If filing more than one
                                                         Page 51, "X" box: [_]
File number 811-04865-01

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other
          than the issuer?(Y/N)                                              N
                                                                           -----
                                                                            Y/N

          [If answer is "N"(No), go to item 131.]

129.  [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
          or interest at the end of the current period?(Y/N)               -----
                                                                            Y/N

          [If answer is "N" (No), go to item 131.]

130.  [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees?(Y/N)                                                 -----
                                                                            Y/N

131.  [/] Total expenses incurred by all series of Registrant during the
            current reporting period ($000's omitted)                      $ 94
                                                                           -----

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----

                                       51

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 27th day of February, 2004.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK VARIABLE ACCOUNT B
          (Name of Registrant)

BY:  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
          (Name of Depositor)

By:  /s/ ROBERT F. HERBERT, JR.               Witness:  /s/ LAUREN W. JONES
    -----------------------------                      -------------------------
     Robert F. Herbert, Jr.                              Lauren W. Jones
     Senior Vice President,                              Assistant Secretary
      Treasurer & Controller                             American International
     American International                              Life Assurance Company
     Life Assurance Company                               of New York
      of New York